Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, excluding Construction in progress, gross	$ 777,193	$ 718,052
Accumulated depreciation	(422,637)	(381,833)
Property, plant and equipment, excluding Construction in progress, net	354,556	336,219
Property, plant and equipment, net	390,773	395,299
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, excluding Construction in progress, gross	39,560	40,810
Building and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, excluding Construction in progress, gross	210,388	183,068
Machinery, equipment and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, excluding Construction in progress, gross	433,658	416,814
Containers
Property, Plant and Equipment [Line Items]
Property, plant and equipment, excluding Construction in progress, gross	22,096	13,404
Cultivations
Property, Plant and Equipment [Line Items]
Property, plant and equipment, excluding Construction in progress, gross	71,491	63,956
Construction in progress
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 36,217	$ 59,080